1933 Act No. 333-36047
                                                       1940 Act No. 811-08363


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 9                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 9                                                        [X]


                          EVERGREEN SELECT EQUITY TRUST

               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)


                           Michael H. Koonce, Esquire
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[x]  immediately upon filing pursuant to paragraph (b)
[ ]  on [date] pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN SELECT EQUITY TRUST

                      CONTENTS OF POST-EFFECTIVE NO. 9 TO
                           REGISTRATION STATEMENT ON
                                   FORM N-1A

         This Post-Effective Amendment No. 9 to Registrant's Registration Statement No. 333-36047/811-08363 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith.

                                  Facing Sheet

                                 Contents Page

                             Cross-Reference Sheet


                                     PART A

     Prospectus for the Class A, Class B and Class C Shares of Evergreen Select Equity Index Fund is contained herein.

     Prospectus for the Institutional Shares and Institutional Service Shares of Evergreen Select Secular Growth Fund is contained in Post-Effective Amendment No. 8 to Registration Statement No.333-36047 and 811-8363 filed with the SEC on February 1, 1999.

     Prospectus for Charitable Shares of Evergreen Select Secular Growth Fund is contained in Post-Effective Amendment No. 8 to Registration Statement No.333-36047 and 811-8363 filed with the SEC on February 1, 1999.

     Prospectuses for the Institutional Shares and Institutional Service Shares of Evergreen Select Strategic Value Fund, Evergreen Select Diversified Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Core Equity Fund (formerly Evergreen Select Common Stock Fund), Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Evergreen Select Balanced Fund, Evergreen Select Equity Index Fund, Evergreen Select Special Equity Fund and Evergreen Select Small Cap Growth Fund are contained in Post-Effective Amendment No. 6 to Registration Statement No. 333-36047 and 811-08363, filed with the SEC on October 30, 1998.

     Prospectus for the Charitable Shares of Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund is contained in Post-Effective Amendment No. 6 to Registration Statement No. 333-36047 and 811-08363, filed with the SEC on October 30, 1998.


                                     PART B

     Amendment to the Statement of Additional Information of Evergreen Select Strategic Value Fund, Evergreen Select Diversified Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Core Equity Fund (formerly Evergreen Select Common Stock Fund), Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Evergreen Select Balanced Fund, Evergreen Select Equity Index Fund, Evergreen Select Special Equity Fund and Evergreen Select Small Cap Growth Fund is contained herein.

     Statement of Additional Information for Evergreen Select Secular Growth Fund is contained in Post-Effective Amendment No. 8 to Registration Statement No.333-36047 and 811-8363 filed with the SEC on February 1, 1999.

     Statement of Additional Information for Evergreen Select Strategic Value Fund, Evergreen Select Diversified Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Core Equity Fund (formerly Evergreen Select Common Stock
Fund), Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Evergreen Select Balanced Fund, Evergreen Select Equity Index Fund, Evergreen Select Special Equity Fund and Evergreen Select Small Cap Growth Fund is contained in Post-Effective Amendment No.6 to Registration Statement No.333-36047 and 811-8363 filed with the SEC on October 30, 1998.


                                     PART C

                                    Exhibits

                           Number of Security Holders

                                Indemnification

                         Business and Other Connections
                             of Investment Advisors

                             Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                         EVERGREEN SELECT EQUITY TRUST

                             CROSS REFERENCE SHEET

            Pursuant to Rule 481(a) under the Securities Act of 1993

ITEM OF PART A OF FORM N-1A                       LOCATION IN THE PROSPECTUS

Item 1.   Cover Page                              Cover Page
Item 2.   Synopsis and Fee Table                  Cover Page; Expenses
Item 3.   Condensed Financial Information         Financial Highlights
Item 4.   General Description of Registrant       Cover Page; Fund Descriptions
Item 5.   Management of the Fund                  Fund Descriptions
Item 6.   Capital Stock and Other Securities      Fund Descriptions; Buying and
                                                  Selling Shares
Item 7.   Purchase of Securities Being Offered    Buying and Selling Shares
Item 8.   Redemption or Repurchase                Buying and Selling Shares
Item 9.   Pending Legal Proceedings               Not Applicable


                                                  LOCATION IN STATEMENT OF
ITEM IN PART B OF FORM N-1A                       ADDITIONAL INFORMATION

Item 10.  Cover Page                              Cover Page
Item 11.  Table of Contents                       Table of Contents
Item 12.  General Information and History         Trust Organization
Item 13.  Investment Objectives and Policies      Investment Policies
Item 14.  Management of the Fund                  Investment Advisory and Other
                                                  Services; Management of the
                                                  Trust
Item 15.  Control Persons and Principal           Principal Holders of
          Holders of Securities                   Fund Shares
Item 16.  Investment Advisory and Other Services  Investment Advisory and Other
                                                  Services
Item 17.  Brokerage Allocation                    Brokerage
Item 18.  Capital Stock and Other Securities      Trust Organization
Item 19.  Purchase, Redemption and Pricing of     Purchase, Redemption and
          Shares                                  Pricing of Fund Shares
Item 20.  Tax Status                              Additional Tax Information
Item 21.  Underwriters                            Principal Underwriter
Item 22.  Calculation of Performance Data         Financial Highlights
Item 23.  Financial Statements                    Financial Highlights

PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                         EVERGREEN SELECT EQUITY TRUST

                                     PART A

                                  PROSPECTUS

-------------------------------------------------------------------------------
PROSPECTUS

                                                            April 30, 1999
-------------------------------------------------------------------------------

Evergreen Select Equity Trust
-------------------------------------------------------------------------------

Evergreen Select Equity Index Fund
(the "Fund")

CLASS A SHARES
CLASS B SHARES

CLASS C SHARES

     This prospectus explains important information about the Class A, Class B and Class C shares of Evergreen Select Equity Index Fund, including information on how the Fund invests and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

     When you consider investing in the Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

     By itself, no Fund is a complete investment plan. When considering an investment in the Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Fund. You can find information on the risks associated with investing in the Fund under the section called "Fund Description."

     To learn more about the Evergreen Select Equity Trust, call 1-800-343-2898 for a free copy of the Fund's statement of additional information ("SAI") dated November 1, 1998, as supplemented from time to time. The Fund has filed the SAI with the Securities and Exchange Commission ("SEC") and has incorporated it by reference (legally included it) into this prospectus.

Please remember that shares of the Fund are:

 . Not deposits or obligations of any bank.

 . Not endorsed or guaranteed by any bank.

 . Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.

 . Subject to investment risks, including possible loss of the principal amount.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  Keep This Prospectus For Future Reference.

EVERGREENSM is a Service Mark of Evergreen Asset Management Corp.
Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

EXPENSES................................    3
FUND DESCRIPTION........................    4
   Investment Objective.................    4
   Securities and Investment Practices..    4
BUYING AND SELLING SHARES...............    7
   How to Buy Shares....................    7
   How to Redeem Shares.................   10
   Exchanges............................   11
   Shareholder Services.................   12

                              Dividends and Distributions..................   13
                              Taxes........................................   13
                           FUND DETAILS....................................   13
                              Fund Organization and Service
                               Providers...................................   13
                              Distribution Plans and Agreements............   15
                              Other Information and Policies...............   15
                              Fund Performance.............................   16

-------------------------------------------------------------------------------

                                   EXPENSES

-------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.

Shareholder Transaction Expenses

                                 Class A Shares Class B Shares   Class C Shares
                                 -------------- --------------   --------------
Maximum Sales Charge Imposed on
 Purchases (as a % of offering
 price)                              4.75%           None             None
Contingent Deferred Sales
 Charge (as a % of original
 purchase price or redemption
 proceeds, whichever is lower)        None(1)       5.00%(2)(3)         1%(2)

-------
(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.

(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.

     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The tables below show the Fund's estimated annual operating expenses for the fiscal year ending June 30, 1999. The example shows what your costs would be for a hypothetical $1,000 investment over the periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The example is for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."

Annual Operating Expenses
-------------------------
                  Class A Class B Class C
                  ------- ------- -------
Management Fees
 (after
 waiver)(4)        0.12%   0.12%   0.12%
12b-1 Fees(5)      0.25%   1.00%   1.00%
Other Expenses     0.18%   0.18%   0.18%
                   ----    ----    ----
Total              0.55%   1.30%   1.30%
                   ====    ====    ====

                                    Examples
                                    --------
               Assuming Redemption at    Assuming No
                    End of Period        Redemption
               ----------------------- ---------------
               Class A Class B Class C Class B Class C
               ------- ------- ------- ------- -------
After 1 Year     $53     $63     $23     $13     $13
After 3 Years    $64     $71     $41     $41     $41

-------
(4) The investment advisor of the Fund has voluntarily agreed to waive a portion of the Fund's investment advisory fee. Without such waiver, the management fee set forth above would be higher. The investment advisor currently intends to continue this expense waiver indefinitely; however, the advisor may modify or cancel its expense waiver at any time. See "Fund Details" for more information.

(5) Although Class A shares can pay up to 0.75% of average net assets as a 12b-1 fee, for the foreseeable future such fees have been limited to 0.25% of average net assets. For Class B and Class C shares, a portion of the 12b-1 fees equivalent to 0.25% of average annual assets will be shareholder servicing-related. Distribution-related 12b-1 fees will be limited to 0.75% of average annual assets as permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD").

     Absent expense waivers the Total Operating Expenses for the Fund would be as follows:

                 Management Fee                                Total Fund
                (Without Waivers) 12b-1 Fees Other Expense Operating Expenses
                ----------------- ---------- ------------- ------------------
Class A Shares        0.40%         0.25%        0.18%            0.83%
Class B Shares        0.40%         1.00%        0.18%            1.58%
Class C Shares        0.40%         1.00%        0.18%            1.58%

-------------------------------------------------------------------------------

                               FUND DESCRIPTION

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

     The Fund's investment objective is nonfundamental. As a result, the Fund may change its objective without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding the Fund's fundamental investment policies or other related investment policies.

     The Fund seeks investment results that achieve price and yield performance similar to the Standard & Poor's Corporation 500 Index ("S&P 500 Index"). The Fund invests primarily in stocks represented in the S&P 500 Index.

SECURITIES AND INVESTMENT PRACTICES

     You can find more information about the types of securities in which the Fund may invest, the types of investment techniques the Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Fund's SAI contains additional information about these investments and investment techniques.

Equity Securities. The Fund invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. The Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.

     The Fund invests at least 90% of its total assets in equity securities that represent a composite of the S&P 500 Index. The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. In choosing the 500 stocks which are included in the S&P 500 Index, S&P considers market values and industry diversification. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. A correlation of 1.00 would indicate perfect correlation.

     The Fund's investment portfolio will generally consist of common stocks of as many issuers listed in the S&P 500 Index as is feasible. The Fund's investment advisor uses a computer model that closely monitors the industry weightings of the S&P 500 Index. Although the Fund's investment advisor does not screen securities by traditional methods of financial and market analyses, it monitors the Fund's investments with a view toward removing stocks of companies which exhibit extreme financial distress or which may impair the Fund's ability to achieve its investment objective. The Fund strives to provide a total return comparable to the S&P 500 Index. The Fund is not sponsored by nor affiliated with S&P.

     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

Foreign Investments. The Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

     There are special risks associated with international investing:

    . Currency Risk--The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities.

    . Volatility--Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political or economic developments could affect investment in foreign countries.

    . Expense Considerations--Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.

    . Foreign Taxes--Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.

    . Regulatory Environment--Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

United States ("U.S.") Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Fund's shares.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. The Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Fund may use futures and options for hedging purposes only, not for speculation.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move. See "Futures Transactions and Related Options Transactions" in the SAI.

Futures Contracts and Options Transactions. The Fund may buy and sell futures and options on futures relating to, (i) individual securities; and (ii) indices. The Fund may also buy and sell futures and options on futures relating to foreign currencies. Such transactions may be entered into in order to hedge against declines in markets and to gain exposure to markets prior to buying individual securities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price.

     An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell the underlying security at any time during the option period.

     These transactions are used to maintain cash reserves while remaining fully invested, facilitate trading, reduce transaction costs or seek higher investment returns when the contract is priced more attractively than the underlying equity security or index.

     The Fund may not use futures contracts or options transactions to leverage its net assets for speculative purposes. See "Futures Transactions and Related Options Transactions" in the SAI.

Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may also borrow an additional 5% of its total assets from banks and others. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

Securities Lending. To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by the Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Temporary Defensive Investments. The Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

Other Investment Restrictions. The Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

-------------------------------------------------------------------------------

                           BUYING AND SELLING SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     You may purchase shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI"). In addition, you may purchase shares of the Fund by mailing to the Fund, c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class A, Class B and Class C shares are offered through this prospectus (see "General Information" -- "Other Classes of Shares").

Class A Shares -- Front-End Sales Charge Alternative. You may purchase Class A shares of the Fund at net asset value ("NAV") plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                             Initial Sales Charge

                         As a % of the Net As a % of the          Commission to Dealer/Agent
Amount of Purchase        Amount Invested  Offering Price          as a % of Offering Price
------------------       ----------------- --------------         --------------------------
Less than  $ 50,000.....       4.99%           4.75%                         4.25%
$ 50,000--$ 99,999......       4.71%           4.50%                         4.25%
$100,000--$249,999......       3.90%           3.75%                         3.25%
$250,000--$499,999......       2.56%           2.50%                         2.00%
$500,000--$999,999......       2.04%           2.00%                         1.75%
$1,000,000 or more......        None            None             1.00% of the amount invested
                                                             up to $2,999,999; 0.50% of the amount
                                                          invested over $2,999,999, up to $4,999,999;
                                                            and 0.25% of the excess over $4,999,999

     No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;
(g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a contingent deferred sales charge ("CDSC"); and (h) all qualified plan customers holding Evergreen Class Y shares in connection with a rollover into an individual retirement account. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Fund.

     Class A shares may also be purchased at NAV by a corporation or certain other qualified retirement plan or a non-qualified deferred compensation plan, or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

     In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the NAV of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within 12 months after purchase.

     Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at NAV provided that such plans meet a certain required minimum number of eligible employees or required amount of assets. Additional information concerning the waiver of sales charges is set forth in the SAI.

     When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a service fee equal to 0.25% of the average daily value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. See "Sales Charge Waivers or Reductions" in the SAI for additional information concerning these reduced sales charges.

Class B Shares -- Deferred Sales Charge Alternative. You may purchase Class B shares of the Fund at NAV without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current NAV or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                         CDSC
Redemption Timing                                                       Imposed
-----------------                                                       -------
Month of purchase and the first 12-month period following the month of
 purchase.............................................................   5.00%
Second 12-month period following the month of purchase................   4.00%
Third 12-month period following the month of purchase.................   3.00%
Fourth 12-month period following the month of purchase................   3.00%
Fifth 12-month period following the month of purchase.................   2.00%
Sixth 12-month period following the month of purchase.................   1.00%
No CDSC is imposed on amounts redeemed thereafter.

     The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event the Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

     At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative NAVs of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for EDI to have been compensated for the expenses associated with the sale of such shares. The CDSC applicable to Class B shares will be waived on redemptions made by certain employer-sponsored retirement or savings plans, including eligible 401(k) plans. See "Sales Charge Waivers or Reductions" in the SAI for additional information.

Class C Shares. Class C shares are offered only through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares--Front-End Sales Charge Alternative" above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a service fee equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. The payment of service fees will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Certain shares with respect to which the Fund did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment, are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the NAV of the shares redeemed or (2) the NAV at the time of purchase of such shares.

     No CDSC is imposed on a redemption of shares of the Fund in the event of
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate NAV of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

     The Fund may also sell Class A, Class B or Class C shares at NAV without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Fund, FUNB, EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

     See "Sales Charge Waivers or Reductions" in the SAI for additional information.

How the Funds Value Their Shares. The NAV of each class of shares of the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the number of outstanding shares of that class. Shares are valued each day the New York Stock Exchange ("NYSE") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The securities in the Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the NYSE at the closing price of such securities in their principal trading markets.

General. The decision as to which class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares, if available through your broker-dealer, since there are no initial sales charges and, although there is no conversion feature, the CDSC applies only to redemptions made during the first year. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

     In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of the Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the U.S. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of the Fund's investment advisor, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of the Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or the Fund's investment advisor over and above the usual service fee or shareholder servicing payments applicable to a given class of shares.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or its investment advisor incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or its investment advisor for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES

     You may redeem shares of the Fund by mail, telephone or other types of telecommunication. Once a redemption request has been telephoned, mailed or otherwise transmitted, it may not be changed or cancelled.

Mail Redemptions. You may redeem shares on each day that the NYSE is open by mailing a written request to Evergreen Service Company (the "Service Company") at the following address:

  Evergreen Service Company
  P.O. Box 2121
  Boston, Massachusetts 02106-2121

     The signatures on the written request must be properly guaranteed, as described below.

How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-2898 between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.

     If you are unable to reach the Fund or the Service Company by telephone, you should redeem by mail.

     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that the Fund receives your request, if your request is received before 4:00 p.m. eastern time. If the Fund receives your redemption request after 4:00 p.m. eastern time, you will receive the next day's NAV. Generally, the Fund pays redemption proceeds within seven days. The Fund may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."

     The Fund may, at its discretion, pay your redemption proceeds with securities instead of cash. However, the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets during any 90 day period for any one shareholder. See the SAI for further details.

     Except as otherwise noted, neither the Fund, the Service Company nor EDI assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Fund, the Service Company nor EDI will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.

     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.

Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

How to Exchange Shares. You may exchange some or all of your shares for shares of the same class in other Evergreen funds through your financial intermediary by calling or writing to the Service Company, or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative NAVs of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of that fund.

     Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of a fund being acquired may lawfully be sold.

     No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's NAV. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by the Fund after 4:00 p.m. (eastern time) will be processed using the NAV determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach the Service Company by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or the Service Company if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

SHAREHOLDER SERVICES

     The Fund offers the following shareholder services. For more information about these services or your account, contact your financial intermediary, the Service Company or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in a Systematic Withdrawal Plan (the "Withdrawal Plan") by filling out the appropriate part of the application. Under this Withdrawal Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75, and as much as 1.0% per month or 3.0% per quarter of the total NAV of fund shares in your account when the Withdrawal Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (1) the initial value of the account plus (2) the value, at the time of purchase, of any subsequent investments.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Fund and other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares -- Front End Sales Charge Alternative." FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the NAV per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's NAV is relatively low and fewer shares being purchased when the fund's NAV is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll-free 1-800-247-4075 or write to the Service Company.

DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to distribute its investment company taxable income monthly and net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's NAV per share computed at the end of that day after adjustment for the distribution. NAV is used in computing the number of shares in both capital gains and income distribution investments.

     Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B and Class C shares will generally be higher than those of Class A shares, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

     Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Service Company is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distributions or redemption checks.

TAXES

     The Fund has qualified and intends to continue to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

    . Income distributions and net short-term capital gains distributions are taxable as ordinary income.

    . Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax advisor for specific guidance as to the tax consequences of your investment in the Fund.

-------------------------------------------------------------------------------

                                 FUND DETAILS

-------------------------------------------------------------------------------

FUND ORGANIZATION AND SERVICE PROVIDERS

Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. The Fund is a diversified series of an open-end management investment company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of NAV applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

Advisor. The investment advisor to the Fund is Evergreen Investment Management ("EIM") (formerly known as the Capital Management Group), a division of First Union National Bank ("FUNB"), which is a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and EIM at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     The Fund pays EIM annually a fee of 0.40% of the Fund's average net assets for its services. However, EIM has voluntarily agreed to reduce its advisory fee for the Fund, resulting in the net advisory fee of 0.12% of the Fund's average net assets.

     EIM currently intends to continue indefinitely waiving a portion of the Fund's advisory fee. EIM may modify or cancel its expense waiver at any time.



     Eric M. Teal has managed the Fund since December 1998. Mr. Teal, Vice President and quantitative equity analyst, joined FUNB in September 1993 and currently heads the Quantitative Analysis/Portfolio Management Unit within FUNB. He also manages Evergreen Select Diversified Value Fund and is responsible for risk analysis and quantitative management for other Evergreen Select Equity Funds.

Distributor. EDI is the Fund's distributor. EDI is located at 90 Park Avenue, New York, New York 10016 and is a subsidiary of The BISYS Group, Inc. EDI markets the Fund and distributes its shares through broker-dealers, financial planners and other financial representatives. EDI is not affiliated with First Union.

Transfer Agent and Dividend Disbursing Agent. The Service Company is the Fund's transfer agent. The Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. The Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. EIS is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

                    Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
Administrative Fee           Affiliate Of FUNB Serves As Investment Advisor
------------------  ----------------------------------------------------------------
  0.050%                           on the first $7 billion
  0.035%                           on the next $3 billion
  0.030%                           on the next $5 billion
  0.020%                           on the next $10 billion
  0.015%                           on the next $5 billion
  0.010%                           on assets in excess of $30 billion

Custodian. State Street Bank and Trust Company ("State Street"), P.O. Box 9021, Boston, Massachusetts 02205-9827, acts as the Funds' custodian.

DISTRIBUTION PLANS AND AGREEMENTS

Distribution Plans. The Fund's Class A, Class B and Class C shares pay for the expenses associated with the distribution of such shares according to a distribution plan that it has adopted pursuant to Rule 12b-1 under the 1940 Act (each a "Plan," or collectively, the "Plans"). Under the Plans, the Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of the Fund's average daily net assets attributable to the class as follows:

               Class A Shares 0.75% (currently limited to 0.25%)
               Class B Shares 1.00%

               Class C Shares 1.00%

     Of the amount that each class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Fund may not pay any distribution or service fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Plans are used to compensate the Fund's distributor pursuant to the distribution agreements entered into by the Fund.

Distribution Agreements. The Fund has also entered into a distribution agreement (each, a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, the Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of the Fund's average daily net assets attributable to the class as follows:

               Class A Shares 0.25%
               Class B Shares 1.00%

               Class C Shares 1.00%

     The Distribution Agreements provide that EDI will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of a Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Distribution Agreements to secure such financings),
(ii) to otherwise promote the sale of shares of a Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of a Fund.

     In the event the Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.

     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory agreement or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

Securities Transactions. Under policies established by the Trust's Board of Trustees, the Fund's investment advisor selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, the Fund's investment advisor may select broker-dealers who are affiliated with the advisor. Moreover, the Fund may pay higher commissions to broker-dealers that provide research services, which the advisor may use in advising the Fund or its other clients.

Portfolio Turnover. The estimated portfolio turnover rate for the Fund is not expected to exceed 100%.

Code of Ethics. The Fund and its investment advisor have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Fund and its investment advisor (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.

Other Classes of Shares. The Fund offers five classes of shares: Class A, Class B, Class C, Institutional and Institutional Service. Only Class A, Class B and Class C shares are offered through this prospectus. Call the Service Company at 1-800-343-2898 for information on the other classes of shares, including how to get a prospectus.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's investment advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment advisor is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in the Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

Yield. Yield is the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

General. The Fund may include comparative performance information in advertising or in marketing its shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

     For more information on the Fund's performance, see the SAI.

Related Performance Information. The following total return information is provided with reference to Equity Index Fund, a portfolio of CoreFunds, Inc., a registered investment company managed by CoreStates Investment Advisors, Inc. The Class A and Class B shares of Equity Index Fund were reorganized into the Institutional Service Shares of Evergreen Select Equity Index Fund in July 1998. Equity Index Fund had an investment objective, policies and strategies materially equivalent to those of Evergreen Select Equity Index Fund. Past performance of the Equity Index Fund is no guarantee of the future performance of Evergreen Select Equity Index Fund. The Equity Index Fund did not pay a 12b-1 fee and if it had, the performance would be lower. The performance information set forth below is provided as of June 30, 1998.

      Period           Class A  Class B
      ------           -------  -------
      One Year           29.17%     N/A
      Since inception    34.23%   22.75%
      Inception date   10/9/96  11/7/97

                                     Notes

Investment Advisor

Evergreen Investment Management, 201 South College Street, Charlotte, North Carolina 28288-0630

Custodian
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-
5034

Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

Distributor

Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10016

80342                                                           546623 RV1

                                     PART B

              AMENDMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

          AMENDMENT TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                      EVERGREEN SELECT STRATEGIC VALUE FUND
                     EVERGREEN SELECT DIVERSIFIED VALUE FUND
                      EVERGREEN SELECT LARGE CAP BLEND FUND
                        EVERGREEN SELECT CORE EQUITY FUND
                  (formerly Evergreen Select Common Stock Fund)
                     EVERGREEN SELECT STRATEGIC GROWTH FUND
                       EVERGREEN SELECT EQUITY INCOME FUND
                    EVERGREEN SELECT SMALL COMPANY VALUE FUND
                     EVERGREEN SELECT SOCIAL PRINCIPLES FUND
                         EVERGREEN SELECT BALANCED FUND
                       EVERGREEN SELECT EQUITY INDEX FUND
                      EVERGREEN SELECT SPECIAL EQUITY FUND
                     EVERGREEN SELECT SMALL CAP GROWTH FUND
                                  (THE "FUNDS")


     Effective April 30, 1999, the SAI of the Funds is amended to reflect that Evergreen Select Equity Index Fund ("Equity Index" or the "Fund") offers Class C shares.

     In the section entitled "Purchase, Redemption and Pricing of Fund Shares," information which applies generally to both Class A shares and Class B shares of Equity Index also applies to the Fund's Class C shares. After the individual descriptions of the Fund's Class A shares and Class B shares, the following is added:

          Class C Shares

               Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

     In addition, in the section entitled "Distribution Plans and Agreements," information which applies generally to both Class A and Class B shares of Equity Index also applies to the Fund's Class C shares.



April 30, 1999










                                             5487969-SAI 5/99

                          EVERGREEN SELECT EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement.

     Financial Highlights for:

EVERGREEN SELECT STRATEGIC
  VALUE FUND - Institutional Shares     For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT STRATEGIC VALUE
  FUND - Institutional Service Shares   For the period March 11, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT DIVERSIFIED
  VALUE FUND - Institutional Shares     For the period January 22, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT DIVERSIFIED VALUE
  FUND - Institutional Service Shares   For the period March 31, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT LARGE CAP BLEND
  FUND - Institutional Shares           For the period December 19, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT LARGE CAP BLEND
  FUND - Institutional Service Shares   For the period March 12, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT LARGE CAP BLEND
  FUND -  Charitable Shares             For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT COMMON STOCK
  FUND - Institutional Shares           For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT COMMON STOCK
  FUND - Institutional Service Shares   For the period February 4, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT STRATEGIC GROWTH
  FUND - Institutional Shares           For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT STRATEGIC GROWTH
  FUND - Institutional Service Shares   For the period February 27, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT EQUITY INCOME
  FUND - Institutional Shares           For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT EQUITY INCOME
  FUND - Institutional Service Shares   For the period March 11, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT SMALL COMPANY
  VALUE FUND - Institutional Shares     For the period December 23, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT SOCIAL PRINCIPLES
  FUND - Institutional Shares           For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT SOCIAL PRINCIPLES
  FUND - Institutional Service Shares   For the period March 12, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT SOCIAL PRINCIPLES
  FUND -  Charitable Shares             For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT BALANCED
  FUND - Institutional Shares           For the period January 22, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT BALANCED
  FUND - Institutional Service Shares   For the period April 9, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT SMALL CAP GROWTH
  FUND - Institutional Shares           For the four-month period ended June 30, 1998; for the year ended February 28, 1998; for the eight-month period ended February 28, 1997; and for the period December 28, 1995
                                       (commencement of class operations) through June 30, 1996.

EVERGREEN SELECT SPECIAL EQUITY
  FUND - Institutional Shares           For the two years ended June 30, 1998; for the seven-month period ended June 30, 1996; for the year ended October 31, 1995; and for the period from March 15, 1994 (commencement of operations) to October 31, 1994.

EVERGREEN SELECT SPECIAL EQUITY FUND
  - Institutional Service Shares        For the two years ended June 30, 1998; for the seven-month period ended June 30, 1996; for the year ended October 31, 1995; and for the period from March 15, 1994 (commencement of operations) to October 31, 1994.

EVERGREEN SELECT EQUITY INDEX
  FUND - Institutional Shares           For the seven years ended June 30, 1998; and for the period from June 1, 1991 (commencement of operations) to June 30, 1991.

EVERGREEN SELECT EQUITY INDEX FUND
  - Institutional Service Shares        For the year ended June 30, 1998; and for the period from October 9, 1996 (commencement of operations) to June 30, 1997.

         The financial statements listed below are incorporated by reference in Part B of this Amendment to the Registration Statement:

  Financial Highlights                        For the same share classes and
                                              periods as included in Part A

  Schedules of Investments                    As of June 30, 1998

  Statements of Assets and                    As of June 30, 1998
    Liabilities

  Statements of Operations                    For the years or periods ended
                                              June 30, 1998

  Statements of Changes in                    For each of the years or periods
    Net Assets                                ended in the two-year period
                                              ended June 30, 1998

   Combined Notes to Financial
       Statements                             As of June 30, 1998

  Independent Auditors' Report                Dated July 31, 1998


Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            --------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI included as part of Exhibits
          1 and 2 of this Registration Statement

5(a)      Investment Advisory Agreement between the              Incorporated by reference to
          Registrantand First Union National Bank                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

5(b)      Investment Advisory Agreement between the              Incorporated by reference to
          Registrant and Evergreen Asset Management Co.          Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

5(c)      Investment Advisory Agreement between the              Incorporated by reference to
          Registrant and Evergreen Investment Management         Registrant's Post-Effective Amendment No. 4
          Company (formerly Keystone Investment                  Filed on June 30, 1998
          Management Company)

5(d)      Form of Investment Advisory Agreement between          Incorporated by reference to
          the Registrant and Meridian Investment Company         Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

6         Principal Underwriting Agreement between the           Incorporated by reference to
          Registrant and Evergreen Distributor, Inc.             Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

8         Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

9(a)      Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

9(b)      Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed on
                                                                 November 17, 1997

11        Not applicable

12        Not applicable

13        Not applicable

14        Not applicable

15(a)     12b-1 Distribution Plan for the Institutional          Incorporated by reference to
          Service Shares                                         Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

15(b)     Form of Distribution Plan of Class A shares            Incorported by reference to Registrant's
          (Evergreen Select Equity Index Fund)                   Post-Effective Amendment No. 6 filed on
                                                                 October 30, 1998

15(c)     Form of Distribution Plan for Class B shares           Incorported by reference to Registrant's
          (Evergreen Select Equity Index Fund)                   Post-Effective Amendment No.6 filed on
                                                                 October 30, 1998

16        Fund Performance Information                           Contained herein

17        Financial Data Schedules                               Contained herein

18        Multiple Class Plan                                    Contained herein

19        Powers of Attorney                                     Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998


Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of March 31, 1999)

     Evergreen Select Strategic Value Fund
          Institutional Shares                                4
          Institutional Service Shares                       42
     Evergreen Select Diversified Value Fund
          Institutional Shares                                5
          Institutional Service Shares                        3
     Evergreen Select Large Cap Blend Fund
          Institutional Shares                                2
          Institutional Service Shares                        6
          Charitable Shares                                   2
     Evergreen Select Core Equity Fund
     (formerly Evergreen Select Common Stock Fund)
          Institutional Shares                                4
          Institutional Service Shares                      336
     Evergreen Select Strategic Growth Fund
          Institutional Shares                               41
          Institutional Service Shares                      684
     Evergreen Select Equity Income Fund
          Institutional Shares                                4
          Institutional Service Shares                       25
     Evergreen Select Small Company Value Fund
          Institutional Shares                                2
          Institutional Service Shares                        2
     Evergreen Select Social Principles Fund
          Institutional Shares                                2
          Institutional Service Shares                        5
          Charitable Shares                                   3
     Evergreen Select Balanced Fund
          Institutional Shares                                2
          Institutional Service Shares                        3
     Evergreen Select Equity Index Fund
          Institutional Shares                            1,193
          Institutional Service Shares                    1,635
          Class A Shares                                  1,491
          Class B Shares                                  4,677
     Evergreen Select Special Equity Fund
          Institutional Shares                                5
          Institutional Service Shares                      522
     Evergreen Select Small Cap Growth Fund
          Institutional Shares                               12
          Institutional Service Shares                        0
     Evergreen Select Secular Growth Fund
          Institutional Shares                                3
          Institutional Service Shares                        1


Item 27.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained in the Registrant's Declaration of Trust, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 17, 1997.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indeminifcation of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer Agent and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and & Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 28.       Business or Other Connections of Investment Advisors.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank
Anthony Terraciano                 President, First Union Corporation;
                                   President, First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Evergreen Investment Management Company is incorporated by reference to the Form ADV (File No. 801-5436) of Evergreen Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-23484) of Meridian Investment Company.

Item 29.       Principal Underwriter.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10016.

     The Registrant has not paid, directly or indirectly, any commissions or other compensation to the Principal Underwriter in the last fiscal year.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen  Investment   Services,   Inc.,  Evergreen  Service  Company  and
Evergreen Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania 19355

Item 31.       Management Services.

     Not Applicable

Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 30th day of April, 1999.

                                         EVERGREEN SELECT EQUITY TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of April 1999.

/s/ William J. Tomko                    /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Chairman of the Board             Trustee
                                        and Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Leroy Keith, Jr.
------------------------------          -------------------------------    --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Leroy Keith, Jr.
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number     Exhibit
-------    -------
18         Multiple Class Plan
16         Fund Performance
17         Financial Data Schedules





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